Ownership	12 Months Ended
Dec. 31, 2020
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Ownership
Note 23—Ownership
The following investors, or groups of affiliated investors, are known by us to beneficially own more than 5% of the Company’s outstanding ordinary shares at December 31, 2020:

•	T. Rowe Price Associates, Inc., USA

•	Entities affiliated with RA Capital Management, LLC, USA

•	Entities affiliated with Artisan Partners Limited Partnership, USA

•	Entities affiliated with FMR LLC, USA

•	Baker Bros. Advisors LP, USA

•	Entities affiliated with Wellington Management Group LLP, USA

•	Entities affiliated with Janus Henderson Group plc, United Kingdom
The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).